Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenues- third party customers	$ 24,882,618	$ 23,112,435	$ 18,261,707
Revenues – related parties	2,212,579	1,207,686	909,651
Total Revenues	27,095,197	24,320,121	19,171,358
Cost of revenues – third party customers	(15,654,952)	(14,501,166)	(16,146,856)
Cost of revenues – related parties	(1,301,180)	(663,742)	(633,132)
Total cost of revenues	(16,956,132)	(15,164,908)	(16,779,988)
Gross Profit	10,139,065	9,155,213	2,391,370
Operating expenses:
Selling expenses	2,077,174	1,815,771	2,336,229
General and administrative expenses	6,742,687	4,941,036	5,746,812
Research and development expenses	917,227	540,613	1,528,062
Loss from disposal of property, plant and equipment	327,921		1,036,304
Impairment of fixed assets			281,680
Impairment loss of investment in equity investees			177,750
Total operating expenses	10,065,009	7,297,420	11,106,837
Income (loss) from operations	74,056	1,857,793	(8,715,467)
Other income:
Interest income (expense), net	(370,108)	(264,408)	15,560
Foreign exchange transaction gain (loss)	246,211	(228,260)	214,171
Other income, net	115,016	215,233	23,937
Rental income from related parties, net	173,089	354,968	89,411
Gain from disposition of a subsidiary		5,162
Total other income	164,208	82,695	343,079
Income (loss) before income taxes	238,264	1,940,488	(8,372,388)
Income taxes benefit (expense)	(2,777,868)	641,460	164,537
Net income (loss)	3,016,132	1,299,028	(8,536,925)
Less: net loss attributable to non-controlling interest	(219,427)	(213,336)	(95,366)
Net income (loss) attributable to Dogness (International) Corporation	3,235,559	1,512,364	(8,441,559)
Other comprehensive income (loss):
Foreign currency translation income (loss)	(3,203,448)	4,879,315	(1,896,934)
Comprehensive income (loss)	(187,316)	6,178,343	(10,433,859)
Less: comprehensive loss attributable to non-controlling interest	(230,583)	(161,701)	(98,635)
Comprehensive income (loss) attributable to Dogness (International) Corporation	$ 43,267	$ 6,340,044	$ (10,335,224)
Income (loss) earnings per share
Basic	$ 0.10	$ 0.05	$ (0.33)
Diluted	$ 0.10	$ 0.05	$ (0.33)
Weighted Average Shares Outstanding
Basic	33,711,659	27,499,367	25,913,631
Diluted	34,013,634	27,554,811	25,913,631